Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative	$ 8,705,142	$ 977,109	$ 2,273,970	$ 953,083
Research and development	20,811,582	1,347,173
Total operating expenses	(29,516,724)	(2,324,282)	(2,273,970)	(953,083)
Loss from operations	(29,516,724)	(2,324,282)
Other income (expense):
Unrealized gain on investments held in Trust Account			2,734,426	4,948,194
Change in fair value of warrants	(31,973)		(21,750)	413,250
Merger transaction costs	(7,499,353)
Change in fair value of convertible promissory notes	48,468,678	(28,142,865)
Impairment of amount due from related party			(250,000)
Interest expense, net	(155,786)	(288,997)	(256,031)
Total other income, net			2,206,645	5,361,444
Net income (loss)	11,264,842	(30,756,144)	(67,325)	4,408,361
Net income (loss) attributable to common stockholders, basic	10,506,866	(30,756,144)
Net loss attributable to common stockholders, diluted	$ (37,049,420)	$ (30,756,144)
Net income (loss) per share attributable to common stockholders, basic	$ 0.08	$ (0.26)
Net loss per share attributable to common stockholders, diluted	$ (0.26)	$ (0.26)
Weighted average common stock outstanding, basic	137,333,802	119,999,989
Weighted average common stock outstanding, diluted	142,387,651	119,999,989
Total operating expenses	$ 29,516,724	$ 2,324,282	2,273,970	953,083
Common Class A [Member]
Other income (expense):
Net income (loss) attributable to common stockholders, basic			$ (19,134)	$ 3,172,916
Net income (loss) per share attributable to common stockholders, basic			$ 0.00	$ 0.09
Net loss per share attributable to common stockholders, diluted			$ 0.00	$ 0.09
Weighted average common stock outstanding, basic			5,333,742	34,500,000
Weighted average common stock outstanding, diluted			5,333,742	34,500,000
Common Class A Not Subject To Redemption [Member]
Other income (expense):
Net income (loss) attributable to common stockholders, basic			$ (44,186)	$ 133,355
Net income (loss) per share attributable to common stockholders, basic			$ 0.00	$ 0.09
Net loss per share attributable to common stockholders, diluted			$ 0.00	$ 0.09
Weighted average common stock outstanding, basic			12,317,077	1,450,000
Weighted average common stock outstanding, diluted			12,317,077	1,450,000
Common Class B [Member]
Other income (expense):
Net income (loss) attributable to common stockholders, basic			$ (4,005)	$ 1,102,090
Net income (loss) per share attributable to common stockholders, basic			$ 0.00	$ 0.09
Net loss per share attributable to common stockholders, diluted			$ 0.00	$ 0.09
Weighted average common stock outstanding, basic			1,116,256	11,983,333
Weighted average common stock outstanding, diluted			1,116,256	11,983,333